Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating losses	$ 44.3	$ 153.5
Excess of tax basis over book basis of property, plant and equipment	43.6	39.3
Other	24.8	11.5
Deferred tax asset	112.7	204.3
Less: valuation allowance	(88.1)	(164.7)
Less: Deferred tax liabilities offset against deferred tax assets	(2.3)	(21.0)
Deferred tax assets, net	22.3	18.6
Deferred Tax Liabilities, Gross [Abstract]
Other deferred tax liabilities	(0.5)	0.0
Total	$ 21.8	$ 18.6